Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2020
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	2020			2019
Issued shares of 5p each	Number of ordinary	Share	Share	Number of ordinary	Share	Share
fully paid	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,601,159,949	172	2,625	2,593,044,409	166	2,502
Shares issued under share-based schemes	8,329,753	1	12	8,115,540	—	22
Impact of change in presentation currency	—	—	—	—	6	101
Balance at 31 Dec	2,609,489,702	173	2,637	2,601,159,949	172	2,625

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2020	2,320,320	964	p	1,455	p	2026
31 Dec 2019	3,805,447	1,104	p	1,455	p	2025

Summary of purchases of own shares in respect of employee incentive plans

	2020				2019
	Number	Share price			Number	Share price
	of shares	Low	High	Cost*	of shares	Low	High	Cost*
		£	£	$		£	£	$
January	62,395	14.42	14.68	1,195,275	75,165	14.25	14.29	1,384,926
February	62,680	14.57	14.60	1,183,717	71,044	15.00	15.18	1,390,865
March	79,057	11.18	11.40	1,110,374	68,497	15.20	16.32	1,385,182
April	5,363,563	10.21	10.48	68,010,967	2,638,429	15.65	16.73	54,052,710
May	81,377	11.16	11.30	1,117,783	73,417	16.35	16.45	1,550,109
June	167,724	11.86	12.67	2,540,749	217,800	16.20	16.36	4,484,773
July	87,239	12.30	12.51	1,365,109	60,514	17.47	17.71	1,321,427
August	72,287	12.21	12.33	1,167,008	72,671	14.86	15.21	1,318,593
September	75,368	11.61	11.68	1,138,447	73,284	14.14	14.76	1,318,767
October	116,802	11.49	11.71	1,764,694	178,359	13.78	14.24	3,148,811
November	74,178	10.62	12.76	1,233,127	75,904	13.38	13.85	1,309,146
December	70,814	12.78	12.83	1,217,842	68,573	13.07	13.13	1,178,206
Total	6,313,484			83,045,092	3,673,657			73,843,515

*The cost in USD shown has been calculated from the share prices in GBP using the monthly average exchange rate for the month in which those shares were purchased.